Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The computation of loss per share is as follows:

	Year Ended December 31,
	2024	2023	2022

Basic loss per share:
Net loss	$29,022	$23,865	$39,557

Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	5,912,890	1,404,368	647,556

Basic loss per share	$4.91	$16.99	$61.09

Diluted loss per share:
Net loss	$29,022	$24,066	$39,557

Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	5,912,890	1,421,308	647,556

Diluted loss per share	$4.91	$16.93	$61.09

Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2024	2023	2022
	Number of Ordinary shares

Ordinary share options	267,776	71,456	82,914
Warrants	13,398,854	7,088	13,775

	13,666,630	78,544	96,689